Summary of Significant Accounting Policies - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting policies [line items]
Financial asset measured at FVOCI	¥ 0	¥ 0
Financial liabilities measured at FVPL	¥ 0	¥ 0
Significant influence [member]
Accounting policies [line items]
Proportion of ownership interest in associate	20.00%
Bottom of range [member]
Accounting policies [line items]
Proportion of ownership interest in associate	20.00%
Lessee lease term	1 year
Top of range [member]
Accounting policies [line items]
Proportion of ownership interest in associate	50.00%
Lessee lease term	6 years